10. Intangible Assets, net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

10.	Intangible Assets, Net

Intangible assets, net as of December 31, 2020 and 2019 consisted of the following:

	Useful Life		Accumulated	Impairment
	(in months)	Gross	Amortization	Charge	Net
As of December 31, 2020
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,625	(1,900)	(1,607)	1,118
Tradename	60	1,400	(47)	–	1,353
Technology	60	1,574	(52)	–	1,522
Other	84	168	(103)	–	65
		$10,467	$(4,802)	$(1,607)	$4,058
As of December 31, 2019
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,370	(1,547)	(1,295)	1,528
		$7,070	$(4,247)	$(1,295)	$1,528

The customer relationship was mainly contributed by the acquisition of Solar Juice in May 2015. As customer relationship with clients was the key driver of the revenue for Solar Juice, which will bring further economic benefit to the Group’s business. Therefore, the customer relationship was separately identified as an intangible asset on the acquisition date. The balance is amortized over the useful life of 10 years.

The tradename and developed technology were contributed by the acquisition of Phoenix in the year of 2020. As tradename and developed technology were the key driver of the revenue for Phoenix, which will bring further economic benefit to the Group’s business. Therefore, the tradename and developed technology were separately identified as an intangible asset on the acquisition date. The balance is amortized over the useful life of 5 years.

No impairment loss was provided for intangible assets for the year ended December 31, 2020, 2019 and 2018. Amortization expense for intangible assets was $369, $278 and $300 from continuing operations for the years ended December 31, 2020, 2019 and 2018, respectively.

As of December 31, 2020, the estimated future amortization expense related to intangible assets is as follows:

USD
2021	$884
2022	884
2023	882
2024	879
2025	529
$4,058